PAYCHECK PROTECTION PROGRAM LOAN (Details Narrative) - USD ($)		1 Months Ended
	May 04, 2020	Jan. 21, 2021	May 31, 2020
Paycheck Protection Promissory Note [Member]
Principal amount	$ 95,161	$ 117,487
Interest rate	1.00%	1.00%
Maturity date	May 06, 2022	Jan. 31, 2026
US Small Business Administration [Member]
Proceeds from loan			$ 7,000